TAXATION	3 Months Ended
Sep. 30, 2024
TAXATION
TAXATION

7.    TAXATION

Taxes on income in the interim periods are accrued using the tax rate that would be applicable to expected total annual earnings.

	09/30/2024	09/30/2023
Current tax expense	(1,162,366)	(6,457,134)
Deferred tax	2,428,775	6,028,094
Total	1,266,409	(429,040)

	09/30/2024	09/30/2023
Beginning of the period deferred tax	(25,296,930)	(28,472,383)
Charge for the period	2,428,775	6,028,094
Conversion difference	(1,074,996)	(3,718,889)
Total net deferred tax	(23,943,151)	(26,163,178)

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities as follows:

	09/30/2024	09/30/2023
Earning before income tax-rate	(7,464,462)	(2,249,424)
Income tax expense by applying tax rate in force in the respective countries	2,042,411	(1,721,853)
Share of profit or loss of subsidiaries, joint ventures and associates	(96,264)	530,177
Stock options charge	(68,931)	(1,226,796)
Non-deductible expenses	(544,001)	(383,074)
Tax inflation adjustment	792,693	4,826,023
Result of inflation effect on monetary items and other finance results	(859,499)	(2,352,623)
Others	—	(100,894)
Income tax expenses	1,266,409	(429,040)

The income tax expense was calculated by applying the tax rate in force in the respective countries, as follows.

		Weight average
	Earning before	applicable tax	Income tax as of
Tax jurisdiction	income tax-rate	rate	September 30, 2024
Low or null taxation jurisdictions	1,213,563	0.0%	—
Profit-making entities	2,480,831	32.2%	(798,649)
Loss-making entities	(11,158,856)	25.5%	2,841,060
	(7,464,462)		2,042,411

		Weight average
	Earning before	applicable tax	Income tax as of
	income tax-rate	rate	September 30, 2023
Low or null taxation jurisdictions	(3,923,672)	0.0%	—
Profit-making entities	12,644,998	34.2%	(4,328,658)
Loss-making entities	(10,970,750)	23.8%	2,606,805
	(2,249,424)		(1,721,853)